10-K Notes receivable - Schedule of notes receivable (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Jan. 17, 2024
Financing Receivable, after Allowance for Credit Loss [Abstract]
Notes receivable — current	$ 6,368	$ 4,629	$ 451	$ 7,000
Notes receivable — net of current	806	2,980	2,037
Total notes receivable	$ 7,174	$ 7,609	$ 2,488